Leases - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 291	$ 114	$ 245
Office spaces
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 291	$ 114	$ 245